Subordinated Convertible Promissory Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subordinated Convertible Promissory Notes
5. Subordinated Convertible Promissory Notes

4. Subordinated Convertible Promissory Notes

In July and October 2020, the Company issued an aggregate of $3,000,000 of subordinated convertible promissory notes (the “Notes”). Notes in the amount of $1,145,000 were issued to existing investors who are also related parties (See Note 11 - Related Parties), $1,730,000 were issued to existing investors who are not related parties and notes in the amount of $125,000 were issued to new investors. The Notes bore interest at 4% per annum and were to mature on July 17, 2021. The Notes were subordinated to the Company’s long-term debt and were convertible into a qualified Series A financing of at least $10 million at a 20% discount to the lowest price per unit paid by investors for that financing. Under authoritative accounting guidance, this contingent beneficial conversion feature was to be measured and recognized when the contingency is resolved. The Notes were recorded upon issuance net of debt discount costs of $28,301. The Company recognized $497 and $16,888 of interest expense during the three and nine months ended September 30, 2021, respectively, and $155 and $14,126 of amortized debt discount costs during the three and nine months ended September 30, 2021, respectively, related to the Notes.

On January 27, 2021, the Company amended the terms of the Notes to increase the maximum amount of convertible promissory notes to be issued from $3,000,000 to $5,000,000, to allow for the conversion of the convertible promissory notes into shares of common stock upon a Qualified Initial Public Offering with aggregate gross proceeds to the Company of at least $10,000,000 at a 20% discount to the lowest price per share paid by investors for that financing and to extend the maturity date to December 31, 2021. In connection with this amendment, Notes in the amount of $1,255,000 were issued to existing investors who are also related parties (See Note 11 - Related Parties) and $311,000 were issued to existing investors who are not related parties.

In March 2021, the Company further amended the terms of the Notes to allow for the conversion of the Notes into Series 1d Preferred Units at the same price as purchasers of Series 1d Preferred Units. As of March 15, 2021, $4,391,000 of the Notes, along with related interest of $73,801, were converted to 5,379,247 Series 1d Preferred Units. Since the Notes did not convert at a discount, there was no beneficial conversion feature.

The Company considers the above modification of the Notes in March 2021 to be a substantial modification requiring extinguishment accounting under Accounting Standards Codification (“ASC”) 470-50-40-10. Based upon an independent valuation of the reacquisition price of the Notes, the difference between the reacquisition price and the net carrying amount of the Notes immediately prior to the modification is not material to the financial statements.

In connection with the Company’s IPO in August 2021, the outstanding principal of the Notes and accrued interest totaling $180,434 converted into 32,219 shares of common stock. Upon this conversion, since the conversion contained a 20% discount, the Company measured the beneficial conversion feature and determined that it was not material to the financial statements.

As of September 30, 2021, the Company had no promissory notes outstanding.

5.	Subordinated Convertible Promissory Notes

In July and October, 2020, the Company issued an aggregate of $3,000,000 of subordinated convertible promissory notes (“The Notes”). Notes in the amount of $1,145,000 were issued to existing investors who are also related parties (See Note 12), $1,730,000 were issued to existing investors who are not related parties and notes in the amount of $125,000 were issued to new investors. The Notes bear interest at 4% per annum and mature on July 17, 2021 which due date was extended to December 31, 2021 (See Note 13). The Notes are subordinated to the Company’s long-term debt and are convertible into a qualified Series A financing of at least $10 million at a 20% discount to the lowest price per unit paid by investors for that financing. Under authoritative accounting guidance, this contingent beneficial conversion feature will be measured and recognized when the contingency is resolved. The Notes were recorded net of debt discount costs of $25,018. The Company has accounted for the 2020 Notes as stock-settled debt and is accreting the carrying amount of the 2020 Notes to the settlement amount through maturity. The Company recognized $48,222 of interest expense and $14,497 of amortized debt discount costs in 2020 related to The Notes.